FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 17,126,000	$ 12,568,000
Bank and other financial charges	8,025,000	6,348,000
Interest accretion on discounted provisions	311,000	336,000
Foreign exchange (gain) loss	(1,276,000)	434,000
Financial expenses, net (note 14(c))	24,186,000	19,686,000
Borrowing costs recognised as expense	$ 1,200,000.0	$ 200,000